Debt Issuance Costs (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Issuance Costs (Textual)
Amortization expense	$ 20,815	$ 59,574
Future estimated amortization expense of deferred loan costs	$ 5,204	$ 26,019